Administrative Expenses - Summary of Administrative Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Administrative Expenses [line items]
Fees to directors and syndics	$ 2,071,603	$ 1,338,022	$ 1,108,529
Maintenance, conservation and repair expenses	1,715,812	1,684,199	1,489,557
Armored truck, documentation and events	1,694,568	1,559,892	1,403,226
Taxes	1,515,681	1,707,051	1,817,013
Electricity and communications	1,185,887	1,094,525	875,861
Security services	1,184,114	1,331,120	1,347,203
Other fees	1,012,093	1,043,481	892,659
Software	817,012	776,739	651,433
Advertising and publicity	472,968	558,242	573,730
Leases	225,273	612,437	566,283
Representation, travel and transportation expenses	197,972	214,905	206,654
Insurance	121,477	114,796	113,244
Stationery and office supplies	102,209	109,690	108,648
Hired administrative services	85,610	123,144	308,051
Other	398,478	458,393	278,410
Total administrative expense	$ 12,800,757	$ 12,726,636	$ 11,740,501